RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (22,146,284)	$ (26,329,293)
Add back losses not recognized under the equity method	15,478,802	20,593,550
Impairment loss in investments in operating limited partnerships	(1,213,519)	(1,350,529)
Less share of loss - three months ended March 31, 2016 and 2015	(207,384)	(311,421)
Other	8,088,385	7,397,693
Investments in operating limited partnerships - as reported	0	0
Series Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Impairment loss in investments in operating limited partnerships	0	0
Less share of loss - three months ended March 31, 2016 and 2015	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,704,375)	(5,128,323)
Add back losses not recognized under the equity method	3,498,254	3,615,838
Impairment loss in investments in operating limited partnerships	(151,618)	(151,618)
Less share of loss - three months ended March 31, 2016 and 2015	0	0
Other	1,357,739	1,664,103
Investments in operating limited partnerships - as reported	0	0
Series Ten [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(3,369,595)
Add back losses not recognized under the equity method	0	2,630,032
Impairment loss in investments in operating limited partnerships	0	(80,832)
Less share of loss - three months ended March 31, 2016 and 2015	0	0
Other	0	820,395
Investments in operating limited partnerships - as reported	0	0
Series Eleven [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,612,896)	(5,823,920)
Add back losses not recognized under the equity method	3,676,316	4,489,063
Impairment loss in investments in operating limited partnerships	(34,628)	(34,628)
Less share of loss - three months ended March 31, 2016 and 2015	0	0
Other	1,971,208	1,369,485
Investments in operating limited partnerships - as reported	0	0
Series Twelve [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,268,732)	(4,406,383)
Add back losses not recognized under the equity method	3,182,099	3,748,794
Impairment loss in investments in operating limited partnerships	0	0
Less share of loss - three months ended March 31, 2016 and 2015	(62,808)	(115,443)
Other	1,149,441	773,032
Investments in operating limited partnerships - as reported	0	0
Series Fourteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(7,560,281)	(7,601,072)
Add back losses not recognized under the equity method	5,122,133	6,109,823
Impairment loss in investments in operating limited partnerships	(1,027,273)	(1,083,451)
Less share of loss - three months ended March 31, 2016 and 2015	(144,576)	(195,978)
Other	3,609,997	2,770,678
Investments in operating limited partnerships - as reported	$ 0	$ 0